EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Weighted average ordinary shares outstanding-basic	712,973,565	733,333,891	731,303,362
Basic earnings per share (in dollars per share)	$ 0.001	$ 0.01	$ 0.01
Diluted earnings per share:
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Weighted average ordinary shares outstanding-basic	712,973,565	733,333,891	731,303,362
Stock options (in shares)	6,879,075	13,198,221	22,230,137
Weighted average ordinary shares outstanding-diluted	719,852,640	746,532,112	753,533,499
Diluted earnings per share (in dollars per share)	$ 0.001	$ 0.01	$ 0.01
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	14,830,000	16,045,010	30,074,648
Share options
Diluted earnings per share:
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	10,970,000	12,520,000	21,425,000
Non-vested restricted shares
Diluted earnings per share:
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	3,860,000	3,525,010	8,649,648